Borrowings - Short-term and long-term borrowings (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Long-term borrowings from banks and other financial institutions [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 84,999	¥ 79,843
Bonds and notes issued [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	742,267	761,620
Short-term borrowings [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 97,481	¥ 92,580